Guarantor Subsidiaries	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Guarantor Subsidiaries [Abstract]
Guarantor Subsidiaries

Note 16 – Guarantor Subsidiaries

Certain of the Company’s 100% owned, domestic subsidiaries (the “Guarantor Subsidiaries”) fully and unconditionally guarantee, on a joint and several basis, certain of the outstanding indebtedness of the Company, including the 6.00% senior notes due 2023.  The following consolidating and combining schedules present financial information on a consolidated and combined basis in conformity with the SEC’s Regulation S-X Rule 3-10(d):

CONSOLIDATING BALANCE SHEET

(Thousands of dollars)
	March 31, 2014
Assets	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Current assets
Cash and cash equivalents	$-	$368,629	$-	$795	$-	$369,424
Accounts receivable—trade, less allowance for doubtful accounts of $4,456 in 2014	-	210,493	-	1,847	-	212,340
Inventories, at lower of cost or market	-	70,160	-	18,740	-	88,900
Prepaid expenses and other current assets	-	13,447	-	2,216	-	15,663
Total current assets	-	662,729	-	23,598	-	686,327

Property, plant and equipment, at cost less accumulated depreciation and amortization of $673,764 in 2014	-	1,192,522	-	1,851	-	1,194,373
Investments in subsidiaries	1,336,414	156,362	-	-	(1,492,776)	-
Deferred charges and other assets	-	7,467	-	798	-	8,265
Total assets	$1,336,414	$2,019,080	$-	$26,247	$(1,492,776)	$1,888,965

Liabilities and Stockholders' Equity
Current liabilities
Current maturities of long-term debt	$-	$16,500	$-	$-	$-	$16,500
Inter-company accounts payable	-	125,069	(52,071)	(72,998)	-	-
Trade accounts payable and accrued liabilities	-	482,625	-	5,145	-	487,770
Income taxes payable	-	31,629	8	305	-	31,942
Deferred income taxes	-	7,789	-	-	-	7,789
Total current liabilities	-	663,612	(52,063)	(67,548)	-	544,001
Long-term debt	-	530,295	-	-	-	530,295
Deferred income taxes	-	122,878	-	(12,502)	-	110,376
Asset retirement obligations	-	17,605	-	-	-	17,605
Deferred credits and other liabilities	-	18,508	-	-	-	18,508
Total liabilities	-	1,352,898	(52,063)	(80,050)	-	1,220,785

Stockholders' Equity

Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)	-	-	-	-	-	-
Common Stock, par $0.01, (authorized 200,000,000 shares, 46,756,190 shares issued and outstanding at March 31, 2014)	468	1	60	-	(61)	468
Additional paid in capital (APIC)	1,228,370	550,968	52,004	35,677	(1,316,516)	550,503
Retained earnings	107,576	115,213	(1)	70,620	(176,199)	117,209
Total stockholders' equity	1,336,414	666,182	52,063	106,297	(1,492,776)	668,180
Total liabilities and stockholders' equity	$1,336,414	$2,019,080	$-	$26,247	$(1,492,776)	$1,888,965

CONSOLIDATING BALANCE SHEET

(Thousands of dollars)
	December 31, 2013
Assets	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Current assets
Cash and cash equivalents	$-	$294,741	$-	$-	$-	$294,741
Accounts receivable—trade, less allowance for doubtful accounts of $4,456 in 2013	-	191,904	-	1,277	-	193,181
Inventories, at lower of cost or market	-	157,795	-	21,260	-	179,055
Prepaid expenses and other current assets	-	12,217	-	3,222	-	15,439
Total current assets	-	656,657	-	25,759	-	682,416

Property, plant and equipment, at cost less accumulated depreciation and amortization of $655,360 in 2013	-	1,189,082	-	1,641	-	1,190,723
Investments in subsidiaries	1,228,837	-	-	-	(1,228,837)	-
Deferred charges and other assets	-	95,604	-	239	(87,740)	8,103
Total assets	$1,228,837	$1,941,343	$-	$27,639	$(1,316,577)	$1,881,242

Liabilities and Stockholders' Equity
Current liabilities
Current maturities of long-term debt	$-	$14,000	$-	$-	$-	$14,000
Inter-company accounts payable	-	119,366	(52,107)	(67,259)	-	-
Trade accounts payable and accrued liabilities	-	429,763	-	3,465	-	433,228
Income taxes payable	-	71,450	43	653	-	72,146
Deferred income taxes	-	7,143	-	-	-	7,143
Total current liabilities	-	641,722	(52,064)	(63,141)	-	526,517
Long-term debt	-	547,578	-	-	-	547,578
Deferred income taxes	-	128,451	-	(13,519)	-	114,932
Asset retirement obligations	-	17,130	-	-	-	17,130
Deferred credits and other liabilities	-	18,749	-	-	-	18,749
Total liabilities	-	1,353,630	(52,064)	(76,660)	-	1,224,906

Stockholders' Equity

Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)	-	-	-	-	-	-
Common Stock, par $0.01, (authorized 200,000,000 shares, 46,746,633 shares issued and outstanding at December 31, 2013)	467	1	60	-	(61)	467
Additional paid in capital (APIC)	1,228,370	548,758	52,004	35,677	(1,316,516)	548,293
Retained earnings	-	38,954	-	68,622	-	107,576
Total stockholders' equity	1,228,837	587,713	52,064	104,299	(1,316,577)	656,336
Total liabilities and stockholders' equity	$1,228,837	$1,941,343	$-	$27,639	$(1,316,577)	$1,881,242

CONSOLIDATING INCOME STATEMENT

(Thousands of dollars except per share amounts)	Three Months Ended March 31, 2014
Revenues	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Petroleum product sales	$-	$3,634,271	$-	$-	$(39,924)	$3,594,347
Merchandise sales	-	502,722	-	-	-	502,722
Ethanol sales and other	-	18,476	-	48,789	-	67,265
Total revenues	$-	$4,155,469	$-	$48,789	$(39,924)	$4,164,334
Costs and operating expenses
Petroleum product cost of goods sold	-	3,540,270	-	-	(39,924)	3,500,346
Merchandise cost of goods sold	-	432,462	-	-	-	432,462
Ethanol cost of goods sold	-	-	-	37,770	-	37,770
Station and other operating expenses	-	113,815	-	8,662	-	122,477
Depreciation and amortization	-	19,634	-	27	-	19,661
Selling, general and administrative	-	27,625	1	445	-	28,071
Accretion of asset retirement obligations	-	297	-	-	-	297
Total costs and operating expenses	-	4,134,103	1	46,904	(39,924)	4,141,084
Income from operations	$-	$21,366	$(1)	$1,885	$-	$23,250
Other income (expense)
Interest income	-	15	-	-	-	15
Interest expense	-	(9,095)	-	-	-	(9,095)
Gain on sale of assets	-	170	-	-	-	170
Other nonoperating income	-	112	-	-	-	112
Total other income (expense)	$-	$(8,798)	$-	$-	$-	$(8,798)
Income from continuing operations before income taxes	-	12,568	(1)	1,885	-	14,452
Income tax expense	-	4,932	-	668	-	5,600
Income from continuing operations	-	7,636	(1)	1,217	-	8,852
Income from discontinued operations, net of taxes	-	-	-	781	-	781
Net Income	$-	$7,636	$(1)	$1,998	$-	$9,633

COMBINING INCOME STATEMENT

(Thousands of dollars except per share amounts)	Three Months Ended March 31, 2013
Revenues	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Petroleum product sales	$-	$3,810,772	$-	$-	$(48,160)	$3,762,612
Merchandise sales	-	515,469	-	-	-	515,469
Ethanol sales and other	-	14,065	-	65,846	-	79,911
Total revenues	$-	$4,340,306	$-	$65,846	$(48,160)	$4,357,992
Costs and operating expenses
Petroleum product cost of goods sold	-	3,689,390	-	-	(48,160)	3,641,230
Merchandise cost of goods sold	-	448,796	-	-	-	448,796
Ethanol cost of goods sold		-	-	61,705	-	61,705
Station and other operating expenses	-	113,507	-	7,463	-	120,970
Depreciation and amortization	-	18,061	-	10	-	18,071
Selling, general and administrative	-	31,127	1	1,104	-	32,232
Accretion of asset retirement obligations	-	269	-	-	-	269
Total costs and operating expenses	-	4,301,150	1	70,282	(48,160)	4,323,273
Income from operations	$-	$39,156	$(1)	$(4,436)	$-	$34,719
Other income (expense)
Interest income	-	281	-	-	-	281
Interest expense	-	(127)	-	-	-	(127)
Gain on sale of assets	-	8	-	-	-	8
Other nonoperating income	-	17	-	-	-	17
Total other income (expense)	$-	$179	$-	$-	$-	$179
Income from continuing operations before income taxes	-	39,335	(1)	(4,436)	-	34,898
Income tax expense	-	15,867	-	(1,523)	-	14,344
Income from continuing operations	-	23,468	(1)	(2,913)	-	20,554
Income from discontinued operations, net of taxes	-	-	-	1,493	-	1,493
Net Income	$-	$23,468	$(1)	$(1,420)	$-	$22,047

CONSOLIDATING STATEMENT OF CASH FLOW

(Thousands of dollars)	Three Months Ended March 31, 2014
Operating Activities	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income	$-	$7,636	$(1)	$1,998	$-	$9,633
Adjustments to reconcile net income to net cash provided by operating activities
(Income) loss from discontinued operations, net of tax	-	-	-	(781)	-	(781)
Depreciation and amortization	-	19,634	-	27	-	19,661
Amortization of deferred major repair costs	-		-	169	-	169
Deferred and noncurrent income tax charges (credits)	-	(5,573)	-	1,017	-	(4,556)
Accretion on discounted liabilities	-	297	-	-	-	297
Pretax gains from sale of assets	-	(170)	-	-	-	(170)
Net decrease in noncash operating working capital	-	80,464	-	4,288	-	84,752
Other operating activities-net	-	3,698	-	-	-	3,698
Net cash provided by (required by) continuing operations	-	105,986	(1)	6,718	-	112,703
Net cash provided by discontinued operations	-	-	-	134	-	134
Net cash provided by (required by) operating activities	-	105,986	(1)	6,852	-	112,837
Investing Activities
Property additions	-	(23,501)	-	(238)	-	(23,739)
Proceeds from sale of assets	-	279	-	-	-	279
Expenditures for major repairs	-	-	-	(728)	-	(728)
Investing activities of discontinued operations
Sales proceeds	-	-	-	1,097	-	1,097
Other	-	-	-	-	-	-
Net cash provided by (required by) investing activities	-	(23,222)	-	131	-	(23,091)
Financing Activities
Repayments of long-term debt	-	(15,000)	-	-	-	(15,000)
Debt issuance costs		(63)				(63)
Net distributions to parent	-	6,187	1	(6,188)	-	-
Net cash provided by (required by) financing activities	-	(8,876)	1	(6,188)	-	(15,063)
Net increase in cash and cash equivalents	-	73,888	-	795	-	74,683
Cash and cash equivalents at January 1	-	294,741	-	-	-	294,741
Cash and cash equivalents at March 31	$-	$368,629	$-	$795	$-	$369,424

COMBINING STATEMENT OF CASH FLOW

(Thousands of dollars)	Three Months Ended March 31, 2013
Operating Activities	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Net income	$-	$23,468	$(1)	$(1,420)	$-	$22,047
Adjustments to reconcile net income to net cash provided by operating activities
(Income) loss from discontinued operations, net of tax	-	-	-	(1,493)	-	(1,493)
Depreciation and amortization	-	18,061	-	10	-	18,071
Amortization of deferred major repair costs	-	-	-	133	-	133
Deferred and noncurrent income tax charges (credits)	-	(2,349)	-	1,077	-	(1,272)
Accretion on discounted liabilities	-	269	-	-	-	269
Pretax gains from sale of assets	-	(8)	-	-	-	(8)
Net decrease in noncash operating working capital	-	42,840	-	12,365	-	55,205
Other operating activities-net	-	(178)	-	-	-	(178)
Net cash provided by (required by) continuing operations	-	82,103	(1)	10,672	-	92,774
Net cash required by discontinued operations	-	-	-	(1,335)		(1,335)
Net cash provided by (required by) operating activities	-	82,103	(1)	9,337	-	91,439
Investing Activities
Property additions	-	(66,536)	-	(937)	-	(67,473)
Proceeds from sale of assets	-	22	-	-	-	22
Expenditures for major repairs	-	-	-	(280)	-	(280)
Investing activities of discontinued operations
Sales proceeds	-	-	-	-	-	-
Other	-	-	-	(40)	-	(40)
Net cash required by investing activities	-	(66,514)	-	(1,257)	-	(67,771)
Financing Activities
Repayments of long-term debt	-	-	-	(12)	-	(12)
Debt issuance costs	-	-	-	-	-	-
Net distributions to parent	-	1,360	1	(8,068)	-	(6,707)
Net cash provided by (required by) financing activities	-	1,360	1	(8,080)	-	(6,719)
Net increase in cash and cash equivalents	-	16,949	-	-	-	16,949
Cash and cash equivalents at January 1	-	57,373	-	-	-	57,373
Cash and cash equivalents at March 31	$-	$74,322	$-	$-	$-	$74,322

CONSOLIDATING STATEMENT OF CHANGES IN EQUITY

(Thousands of dollars)	Three Months Ended March 31, 2014
Statement of Stockholders' Equity/Net Parent Investment	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Common Stock
Balance as of December 31, 2013	$467	$1	$60	$-	$(61)	$467
Issuance of common stock	1	-	-	-	-	1

Balance as of March 31, 2014	$468	$1	$60	$-	$(61)	$468

APIC
Balance as of December 31, 2013	$1,228,370	$548,758	$52,004	$35,677	$(1,316,516)	$548,293
Issuance of common stock	-	(312)	-	-	-	(312)
Share-based compensation expense	-	2,522	-	-	-	2,522

Balance as of March 31, 2014	$1,228,370	$550,968	$52,004	$35,677	$(1,316,516)	$550,503

Net Parent Investment
Balance as of December 31, 2013	$-	$-	$-	$-	$-	$-
Net income	-	-	-	-	-	-
Net transfers to/between former parent	-	-	-	-	-	-

Balance as of March 31, 2014	$-	$-	$-	$-	$-	$-

Retained Earnings
Balance as of December 31, 2013	$-	$38,954	$-	$68,622	$-	$107,576
Net income	107,576	76,259	(1)	1,998	(176,199)	9,633

Balance as of March 31, 2014	$107,576	$115,213	$(1)	$70,620	$(176,199)	$117,209

COMBINING STATEMENT OF CHANGES IN EQUITY

(Thousands of dollars)	Three Months Ended March 31, 2013
Statement of Stockholders' Equity/Net Parent Investment	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Common Stock
Balance as of December 31, 2012	$-	$-	$-	$-	$-	$-
Issuance of common stock	-	-	-	-	-	-

Balance as of March 31, 2013	$-	$-	$-	$-	$-	$-

APIC
Balance as of December 31, 2012	$-	$-	$-	$-	$-	$-
Issuance of common stock	-	-	-	-	-	-
Share-based compensation expense	-	-	-	-	-	-

Balance as of March 31, 2013	$-	$-	$-	$-	$-	$-

Net Parent Investment
Balance as of December 31, 2012	$-	$1,123,467	$53,895	$117,550	$(190,461)	$1,104,451
Net income	-	23,467	-	(1,420)	-	22,047
Net transfers to/between former parent	-	(5,552)	-	-	-	(5,552)

Balance as of March 31, 2013	$-	$1,141,382	$53,895	$116,130	$(190,461)	$1,120,946

Retained Earnings
Balance as of December 31, 2012	$-	$-	$-	$-	$-	$-
Net income	-	-	-	-	-	-

Balance as of March 31, 2013	$-	$-	$-	$-	$-	$-

Note 21 – Guarantor Subsidiaries

Certain of the Company’s 100% owned, domestic subsidiaries (the “Guarantor Subsidiaries”) fully and unconditionally guarantee, on a joint and several basis, certain of the outstanding indebtedness of the Company, including the 6.00% senior notes due 2023.  The following consolidating and combining schedules present financial information on a consolidated and combined basis in conformity with the SEC’s Regulation S-X Rule 3-10(d):

CONSOLIDATING BALANCE SHEET

(Thousands of dollars)
	December 31, 2013
Assets	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Current assets
Cash and cash equivalents	$-	$294,741	$-	$-	$-	$294,741
Accounts receivable—trade, less allowance for doubtful accounts of $4,456 in 2013	-	191,904	-	1,277	-	193,181
Inventories, at lower of cost or market	-	157,795	-	21,260	-	179,055
Prepaid expenses and other current assets	-	12,217	-	3,222	-	15,439
Total current assets	-	656,657	-	25,759	-	682,416
Property, plant and equipment, at cost less accumulated depreciation and amortization	-	1,189,082	-	1,641	-	1,190,723
Investments in subsidiaries	1,228,837	-			(1,228,837)	-
Deferred charges and other assets	-	95,604	-	239	(87,740)	8,103
Total assets	$1,228,837	$1,941,343	$-	$27,639	$(1,316,577)	$1,881,242

Liabilities and Stockholders' Equity/Net Investment
Current liabilities
Current maturities of long-term debt	$-	$14,000	$-	$-	$-	$14,000
Inter-company accounts payable		119,366	(52,107)	(67,259)		-
Trade accounts payable and accrued liabilities	-	429,763	-	3,465	-	433,228
Income taxes payable	-	71,450	43	653	-	72,146
Deferred income taxes	-	7,143	-	-	-	7,143
Total current liabilities	-	641,722	(52,064)	(63,141)	-	526,517
Long-term debt	-	547,578	-	-	-	547,578
Deferred income taxes	-	128,451	-	(13,519)	-	114,932
Asset retirement obligations	-	17,130	-	-	-	17,130
Deferred credits and other liabilities	-	18,749	-	-	-	18,749
Total liabilities	-	1,353,630	(52,064)	(76,660)	-	1,224,906

Stockholders' Equity/Net Investment
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)	-	-	-	-	-	-
Common Stock, par $0.01, (authorized 200,000,000 shares at December 31, 2013, 46,746,633 shares issued and outstanding at December 31, 2013)	467	1	60	-	(61)	467
Additional paid in capital (APIC)	1,228,370	548,758	52,004	35,677	(1,316,516)	548,293
Net investment by parent	-	-	-	-	-	-
Retained earnings	-	38,954	-	68,622	-	107,576
Total stockholders' equity/net investment	1,228,837	587,713	52,064	104,299	(1,316,577)	656,336
Total liabilities and stockholders' equity/net investment	$1,228,837	$1,941,343	$-	$27,639	$(1,316,577)	$1,881,242

COMBINING BALANCE SHEET

(Thousands of dollars)
	December 31, 2012
Assets	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Current assets
Cash and cash equivalents	$57,373	$-	$-	$-	$57,373
Accounts receivable—trade, less allowance for doubtful accounts of $4,576 in 2012	516,968	-	12,055	-	529,023
Inventories, at lower of cost or market	161,806	-	55,588	-	217,394
Prepaid expenses and other current assets	4,461	-	13,711	-	18,172
Total current assets	740,608	-	81,354	-	821,962
Property, plant and equipment, at cost less accumulated depreciation and amortization	1,084,684	-	85,276	-	1,169,960
Investments in subsidiaries
Deferred charges and other assets	86,199	-	104,805	(190,461)	543
Total assets	$1,911,491	$-	$271,435	$(190,461)	$1,992,465

Liabilities and Stockholders' Equity/Net Investment
Current liabilities
Current maturities of long-term debt	$-	$-	$46	$-	$46
Inter-company accounts payable	(84,410)	(53,934)	138,344	-	-
Trade accounts payable and accrued liabilities	687,622	-	17,865	-	705,487
Income taxes payable	15,296	39	270	-	15,605
Deferred income taxes	12,771	-	-	-	12,771
Total current liabilities	631,279	(53,895)	156,525	-	733,909
Long-term debt	-	-	1,124	-	1,124
Deferred income taxes	133,589	-	(3,764)	-	129,825
Asset retirement obligations	15,401	-	-	-	15,401
Deferred credits and other liabilities	7,755	-	-	-	7,755
Total liabilities	788,024	(53,895)	153,885	-	888,014

Stockholders' Equity/Net Investment
Preferred Stock, par $0.01	-	-	-	-	-
Common Stock, par $0.01	-	-	-	-	-
Additional paid in capital (APIC)	-	-	-	-	-
Net investment by parent	1,123,467	53,895	117,550	(190,461)	1,104,451
Retained earnings	-	-	-	-	-
Total stockholders' equity/net investment	1,123,467	53,895	117,550	(190,461)	1,104,451
Total liabilities and stockholders' equity/net investment	$1,911,491	$-	$271,435	$(190,461)	$1,992,465

CONSOLIDATING AND COMBINING INCOME STATEMENT

(Thousands of dollars)	Year ended December 31, 2013
Revenues	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Petroleum product sales	$-	$15,766,752	$-	$-	$(206,435)	$15,560,317
Merchandise sales	-	2,159,466	-	-	-	2,159,466
Ethanol sales and other	-	94,298	-	269,254	-	363,552
Total revenues	-	18,020,516	-	269,254	(206,435)	18,083,335
Costs and operating expenses
Petroleum product cost of goods sold	-	15,216,390	-	-	(206,435)	15,009,955
Merchandise cost of goods sold	-	1,877,630	-	-	-	1,877,630
Ethanol cost of goods sold	-	-	-	228,899	-	228,899
Station and other operating expenses	-	460,476	-	33,227	-	493,703
Depreciation and amortization	-	74,053	-	77	-	74,130
Impairment of properties	-	-	-	-	-	-
Selling, general and administrative	-	129,430	1	3,568	-	132,999
Accretion of asset retirement obligations	-	1,096	-	-	-	1,096
Total costs and operating expenses	-	17,759,075	1	265,771	(206,435)	17,818,412
Income from operations	-	261,441	(1)	3,483	-	264,923
Other income (expense)
Interest income	-	1,099	-	-	-	1,099
Interest expense	-	(14,509)	-	-	-	(14,509)
Gain (loss) on sale of assets	-	5,995	-	-	-	5,995
Other nonoperating income	-	169	-	-	-	169
Total other income (expense)	-	(7,246)	-	-	-	(7,246)
Income from continuing operations before income taxes	-	254,195	(1)	3,483	-	257,677
Income tax expense	-	100,059	-	1,292	-	101,351
Income from continuing operations	-	154,136	(1)	2,191	-	156,326
Income (loss) from discontinued operations, net of income taxes	-	-	-	78,707	-	78,707
Net Income	$-	$154,136	$(1)	$80,898	$-	$235,033

COMBINING INCOME STATEMENT

(Thousands of dollars)	Year ended December 31, 2012
Revenues	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Petroleum product sales	$17,071,126	$-	$-	$(216,141)	$16,854,985
Merchandise sales	2,144,347	-	-	-	2,144,347
Ethanol sales and other	11,708	-	290,268	-	301,976
Total revenues	19,227,181	-	290,268	(216,141)	19,301,308
Costs and operating expenses
Petroleum product cost of goods sold	16,514,457	-	-	(216,141)	16,298,316
Merchandise cost of goods sold	1,855,641	-	-	-	1,855,641
Ethanol cost of goods sold	-	-	269,168	-	269,168
Station and other operating expenses	447,103	-	33,006	-	480,109
Depreciation and amortization	68,299	-	3,441	-	71,740
Impairment of properties	-	-	60,988	-	60,988
Selling, general and administrative	109,634	2	3,486	-	113,122
Accretion of asset retirement obligations	980	-	-	-	980
Total costs and operating expenses	18,996,114	2	370,089	(216,141)	19,150,064
Income from operations	231,067	(2)	(79,821)	-	151,244
Other income (expense)
Interest income	172	-	-	-	172
Interest expense	(384)	-	-	-	(384)
Gain (loss) on sale of assets	(1,005)	-	-	-	(1,005)
Other nonoperating income	92	-	-	-	92
Total other income (expense)	(1,125)	-	-	-	(1,125)
Income from continuing operations before income taxes	229,942	(2)	(79,821)	-	150,119
Income tax expense	91,525	-	(27,820)	-	63,705
Income from continuing operations	138,417	(2)	(52,001)	-	86,414
Income (loss) from discontinued operations, net of income taxes	-	-	(2,846)	-	(2,846)
Net Income	$138,417	$(2)	$(54,847)	$-	$83,568

COMBINING INCOME STATEMENT

(Thousands of dollars)	Year ended December 31, 2011
Revenues	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Petroleum product sales	$16,755,071	$-	$-	$(168,226)	$16,586,845
Merchandise sales	2,115,567	-	-	-	2,115,567
Ethanol sales and other	9,538	-	207,266	-	216,804
Total revenues	18,880,176	-	207,266	(168,226)	18,919,216
Costs and operating expenses
Petroleum product cost of goods sold	16,078,832	-	-	(168,226)	15,910,606
Merchandise cost of goods sold	1,851,867	-	-	-	1,851,867
Ethanol cost of goods sold	-	-	225,197	-	225,197
Station and other operating expenses	433,821	-	27,595	-	461,416
Depreciation and amortization	62,396	-	2,483	-	64,879
Impairment of properties	-	-	-	-	-
Selling, general and administrative	90,977	13	2,143	-	93,133
Accretion of asset retirement obligations	877	-	-	-	877
Total costs and operating expenses	18,518,770	13	257,418	(168,226)	18,607,975
Income from operations	361,406	(13)	(50,152)	-	311,241
Other income (expense)
Interest income	32	-	-	-	32
Interest expense	(408)	-	-	-	(408)
Gain (loss) on sale of assets	(363)	-	-	-	(363)
Other nonoperating income	311	-	-	-	311
Total other income (expense)	(428)	-	-	-	(428)
Income from continuing operations before income taxes	360,978	(13)	(50,152)	-	310,813
Income tax expense	122,595	-	365	-	122,960
Income from continuing operations	238,383	(13)	(50,517)	-	187,853
Income from discontinued operations, net of income taxes	118,747	-	17,420	-	136,167
Net Income	$357,130	$(13)	$(33,097)	$-	$324,020

CONSOLIDATING AND COMBINING STATEMENT OF CASH FLOW

(Thousands of dollars)	Year ended December 31, 2013
Operating Activities	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Net income	$-	$154,136	$(1)	$80,898	$-	$235,033
Adjustments to reconcile net income (loss) to net cash provided by operating activities
(Income) loss from discontinued operations, net of tax	-	-	-	(78,707)	-	(78,707)
Depreciation and amortization	-	74,053	-	77	-	74,130
Amortization of deferred major repair costs	-	-	-	575	-	575
Deferred and noncurrent income tax charges (credits)	-	(11,568)	-	4,306	-	(7,262)
Impairment of properties	-	-	-	-	-	-
Accretion on discounted liabilities	-	1,096	-	-	-	1,096
Pretax (gains) losses from sale of assets	-	(5,995)	-	-	-	(5,995)
Net decrease (increase) in noncash operating working capital	-	51,204	-	23,661	-	74,865
Other operating activities-net	-	13,215	-	-	-	13,215
Net cash provided by (required by) continuing operations	-	276,141	(1)	30,810	-	306,950
Net cash provided by discontinued operations	-	-	-	49,748	-	49,748
Net cash provided by (required by) operating activities	-	276,141	(1)	80,558	-	356,698
Investing Activities
Property additions	-	(163,303)	-	(1,233)	-	(164,536)
Proceeds from sale of assets	-	6,113	-	-	-	6,113
Expenditures for major repairs	-	-	-	(726)	-	(726)
Other investing activities - net	-	52	-	-	-	52
Investing activities of discontinued operations
Sales proceeds	-	-	-	173,118	-	173,118
Other	-	-	-	(1,129)	-	(1,129)
Net cash provided by (required by) investing activities	-	(157,138)	-	170,030	-	12,892
Financing Activities
Repayments of long-term debt	-	(80,000)	-	(1,170)	-	(81,170)
Additions to long-term debt	-	641,250	-	-	-	641,250
Cash dividend to former parent	-	(650,000)	-	-	-	(650,000)
Debt issuance costs	-	(6,693)	-	-	-	(6,693)
Net distributions to former parent	-	213,808	1	(249,418)	-	(35,609)
Net cash provided by (required by) financing activities	-	118,365	1	(250,588)	-	(132,222)
Net increase in cash and cash equivalents	-	237,368	-	-	-	237,368
Cash and cash equivalents at January 1	-	57,373	-	-	-	57,373
Cash and cash equivalents at December 31	$-	$294,741	$-	$-	$-	$294,741

COMBINING STATEMENT OF CASH FLOW

(Thousands of dollars)	Year ended December 31, 2012
Operating Activities	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Net income (loss)	$138,417	$(2)	$(54,847)	$-	$83,568
Adjustments to reconcile net income (loss) to net cash provided by operating activities
(Income) loss from discontinued operations	-	-	2,846	-	2,846
Depreciation and amortization	68,299	-	3,441	-	71,740
Amortization of deferred major repair costs	-	-	163	-	163
Deferred and noncurrent income tax charges (credits)	1,957	-	(18,420)	-	(16,463)
Impairment of properties	-	-	60,988	-	60,988
Accretion on discounted liabilities	980	-	-	-	980
Pretax (gains) losses from sale of assets	1,005	-	-	-	1,005
Net decrease (increase) in noncash operating working capital	62,493	-	(29,940)	-	32,553
Other operating activities-net	(1,088)	-	-	-	(1,088)
Net cash provided by (required by) continuing operations	272,063	(2)	(35,769)	-	236,292
Net cash provided by discontinued operations	-	-	1,135	-	1,135
Net cash provided by (required by) operating activities	272,063	(2)	(34,634)	-	237,427
Investing Activities
Property additions	(103,152)	-	(1,344)	-	(104,496)
Proceeds from sale of assets	364	-	-	-	364
Expenditures for major repairs	-	-	(250)	-	(250)
Other investing activities	-	-	-	-	-
Investing activities of discontinued operations
Sales proceeds	-	-	-	-	-
Other	-	-	(7,706)	-	(7,706)
Net cash provided by (required by) investing activities	(102,788)	-	(9,300)	-	(112,088)
Financing Activities
Repayments of long-term debt	-	-	(42)	-	(42)
Additions to long-term debt	-	-	-	-	-
Cash dividend to former parent	-	-	-	-	-
Debt issuance costs	-	-	-	-	-
Net distributions to former parent	(148,789)	2	43,976	-	(104,811)
Net cash provided by (required by) financing activities	(148,789)	2	43,934	-	(104,853)
Net increase in cash and cash equivalents	20,486	-	-	-	20,486
Cash and cash equivalents at January 1	36,887	-	-	-	36,887
Cash and cash equivalents at December 31	$57,373	$-	$-	$-	$57,373

COMBINING STATEMENT OF CASH FLOW

(Thousands of dollars)	Year ended December 31, 2011
Operating Activities	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Net income (loss)	$357,130	$(13)	$(33,097)	$-	$324,020
Adjustments to reconcile net income to net cash provided by operating activities
(Income) loss from discontinued operations	(118,747)	-	(17,420)	-	(136,167)
Depreciation and amortization	62,396	-	2,483	-	64,879
Amortization of deferred major repair costs	-	-	-	-	-
Deferred and noncurrent income tax charges (credits)	22,417	-	531	-	22,948
Impairment of properties	-	-	-	-	-
Accretion on discounted liabilities	879	-	-	-	879
Pretax (gains) losses from sale of assets	363	-	-	-	363
Net decrease (increase) in noncash operating working capital	(257,013)	-	(14,033)	-	(271,046)
Other operating activities-net	2,673	-	-	-	2,673
Net cash provided by (required by) continuing operations	70,098	(13)	(61,536)	-	8,549
Net cash provided by discontinued operations	145,510	-	34,314	-	179,824
Net cash provided by (required by) operating activities	215,608	(13)	(27,222)	-	188,373
Investing Activities
Property additions	(77,481)	-	(22,338)	-	(99,819)
Proceeds from sale of assets	363	-	-	-	363
Expenditures for major repairs	-	-	-	-	-
Other investing activities	2,453	-	-	-	2,453
Investing activities of discontinued operations
Sales proceeds	950,010	-	-	-	950,010
Other	(39,425)	-	(702)	-	(40,127)
Net cash provided by (required by) investing activities	835,920	-	(23,040)	-	812,880
Financing Activities
Repayments of long-term debt	-	-	(42)	-	(42)
Additions to long-term debt	-	-	-	-	-
Cash dividend to former parent	-	-	-	-	-
Debt issuance costs	-	-	-	-	-
Net distributions to former parent	(1,071,355)	13	50,304	-	(1,021,038)
Net cash provided by (required by) financing activities	(1,071,355)	13	50,262	-	(1,021,080)
Net decrease in cash and cash equivalents	(19,827)	-	-	-	(19,827)
Cash and cash equivalents at January 1	56,714	-	-	-	56,714
Cash and cash equivalents at December 31	$36,887	$-	$-	$-	$36,887

CONSOLIDATING AND COMBINING STATEMENT OF CHANGES IN EQUITY

(Thousands of dollars)	Year ended December 31, 2013
Statement of Stockholders' Equity/Net Parent Investment	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined

Common Stock
Balance as of December 31, 2012	$-	$-	$-	$-	$-	$-
Issuance of stock at the separation and distribution	467	1	60	-	(61)	467

Balance as of December 31, 2013	$467	$1	$60	$-	$(61)	$467

APIC
Balance as of December 31, 2012	$-	$-	$-	$-	$-	$-
Issuance of stock at the separation and distribution		(467)	-	-	-	(467)
Reclassification of net parent investment to APIC	1,228,370	546,311	52,004	35,677	(1,316,516)	545,846
Share-based compensation expense	-	2,914	-	-	-	2,914

Balance as of December 31, 2013	$1,228,370	$548,758	$52,004	$35,677	$(1,316,516)	$548,293

Net Parent Investment
Balance as of December 31, 2012	$-	$1,123,467	$53,895	$117,550	$(190,461)	$1,104,451
Net income	-	114,668	-	12,789	-	127,457
Dividend paid to former parent	-	(650,000)	-	-	-	(650,000)
Net transfers to/between former parent	-	(36,062)	-	-	-	(36,062)
Reclassification of net parent investment to APIC	-	(552,073)	(53,895)	(130,339)	190,461	(545,846)

Balance as of December 31, 2013	$-	$-	$-	$-	$-	$-

Retained Earnings
Balance as of December 31, 2012	$-	$-	$-	$-	$-	$-
Net income	-	38,954	-	68,622	-	107,576

Balance as of December 31, 2013	$-	$38,954	$-	$68,622	$-	$107,576

COMBINING STATEMENTS OF CHANGES IN EQUITY

(Thousands of dollars)	Year ended December 31, 2012
Statement of Stockholders' Equity/Net Parent Investment	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined

Common Stock
Balance as of December 31, 2011	$-	$-	$-	$-	$-	$-
Issuance of stock at the separation and distribution	-	-	-	-	-	-

Balance as of December 31, 2012	$-	$-	$-	$-	$-	$-

APIC
Balance as of December 31, 2011	$-	$-	$-	$-	$-	$-
Issuance of stock at the separation and distribution	-	-	-	-	-	-
Reclassification of net parent investment to APIC	-	-	-	-	-	-
Share-based compensation expense	-	-	-	-	-	-

Balance as of December 31, 2012	$-	$-	$-	$-	$-	$-

Net Parent Investment
Balance as of December 31, 2011	$-	$1,043,914	$2,166	$263,328	$(190,461)	$1,118,947
Net income	-	138,416	-	(54,848)	-	83,568
Dividend paid to former parent	-	-	-	-	-	-
Net transfers to/between former parent	-	(58,863)	51,729	(90,930)	-	(98,064)
Reclassification of net parent investment to APIC	-	-	-	-	-	-

Balance as of December 31, 2012	$-	$1,123,467	$53,895	$117,550	$(190,461)	$1,104,451

Retained Earnings
Balance as of December 31, 2011	$-	$-	$-	$-	$-	$-
Net income	-	-	-	-	-	-

Balance as of December 31, 2012	$-	$-	$-	$-	$-	$-

COMBINING STATEMENTS OF CHANGES IN EQUITY

(Thousands of dollars)	Year ended December 31, 2011
Statement of Stockholders' Equity/Net Parent Investment	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined

Common Stock
Balance as of December 31, 2010	$-	$-	$-	$-	$-	$-
Issuance of stock at the separation and distribution	-	-	-	-	-	-

Balance as of December 31, 2011	$-	$-	$-	$-	$-	$-

APIC
Balance as of December 31, 2010	$-	$-	$-	$-	$-	$-
Issuance of stock at the separation and distribution	-	-	-	-	-	-
Reclassification of net parent investment to APIC	-	-	-	-	-	-
Share-based compensation expense	-	-	-	-	-	-

Balance as of December 31, 2011	$-	$-	$-	$-	$-	$-

Net Parent Investment
Balance as of December 31, 2010	$-	$1,788,796	$(46,108)	$255,923	$(190,461)	$1,808,150
Net income	-	306,327	234	17,459	-	324,020
Dividend paid to former parent	-	-	-	-	-	-
Net transfers to/between former parent	-	(1,051,209)	48,040	(10,054)	-	(1,013,223)
Reclassification of net parent investment to APIC	-	-	-	-	-	-

Balance as of December 31, 2011	$-	$1,043,914	$2,166	$263,328	$(190,461)	$1,118,947

Retained Earnings
Balance as of December 31, 2010	$-	$-	$-	$-	$-	$-
Net income	-	-	-	-	-	-

Balance as of December 31, 2011	$-	$-	$-	$-	$-	$-